Trade and Miscellaneous Receivables and Other Current Assets - Summary of Increase in Trade and Miscellaneous Receivables and Other Current Assets (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure of trade and miscellaneous receivables and other current assets amount [line items]
Amounts due on construction contracts	€ 55	€ 34	€ 34
Trade receivables
Receivables from customers	2,290	2,387	2,528
Receivables from other telecommunications operators	1,037	966	972
Trade receivables	3,327	3,353	3,500
Miscellaneous receivables (current)
Other receivables	424	645	645
Other current assets
Activities deriving from contracts (Contract Assets)	46	35
Deferred contract costs	634	541
Other cost deferrals	220	246
Trade and miscellaneous prepaid expenses			780
Miscellaneous receivables (current)	900		780
Total	4,706	€ 4,854	4,959
IAS 39 financial instruments [member]
Trade receivables
Receivables from customers	2,290		2,528
Receivables from other telecommunications operators	1,037		972
Trade receivables	3,327		3,500
Miscellaneous receivables (current)
Other receivables	125		154
Other current assets
Activities deriving from contracts (Contract Assets)	46
Miscellaneous receivables (current)	46
Total	€ 3,498		€ 3,654